GENERAL (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of disposal groups, including discontinued operations
	Year ended December 31,
	2021	2020

Liabilities:

Total liabilities attributed to discontinued operations	$2,061	$2,061